Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

6.    INCOME TAXES

Nevada

The Company’s parent entity, HHEG Nevada, is a U.S entity through February 2019 and is subject to the United States federal income tax. No provision for income taxes in the United States has been made as HHEG had no United States taxable income for the six months ended June 30, 2020 and 2019.

In February 2019, HHEG Nevada was redomiciled from Nevada to the Cayman Islands. As a result of the redomicile, the accumulated tax loss of HHEG cannot be utilized against any taxable income in the United States available in the future.

Cayman Islands

HHEG Cayman is a tax-exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and the Cayman Islands currently has no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in the Cayman Islands has been made as the Company had no taxable income for the six months ended June 30, 2020 and 2019.

Seychelles

HGSL and HGCL are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, the Company and HGCL are not subject to income, corporate or capital gains tax, and Seychelles currently has no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in Seychelles has been made as the Company and HGCL had no taxable income for the six months ended June 30, 2020 and 2019.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the six months ended June 30, 2020 and 2019.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment. No provision for income taxes in the PRC has been made on HSMC and HSEC as they had no taxable income for the six months ended June 30, 2020 and 2019.

Income tax expense (benefits)

	For the six months ended June 30,
	2020	2019
	(Unaudited)	(Unaudited)
Current tax benefit	$(1,902)	$-
Deferred tax (benefit) expense	(7,964)	47,866
	$(9,866)	$47,866

ZDSE is the Company’s only operating subsidiary. The deferred income tax assets are calculated according to the preferential tax rate of 5% for the six months ended June 30, 2020. The components of provision for income taxes and tax charges for the six months ended June 30, 2019, are calculated at a statutory tax rate of 25%.

	For the six months ended June 30,
	2020	2019
	(Unaudited)	(Unaudited)
(Loss) income before tax	$(423,287)	$83,868
Tax (credit) expense calculated at statutory tax rate	(105,822)	20,967
Valuation allowance	95,956	26,899
	$(9,866)	$47,866

Recognized deferred tax assets and liabilities

The movement in the deferred income tax account is as follows:

	June 30, 2020	December 31, 2019
Beginning of the year	$-	$129,812
Credited/(Debited) to the statement of income (loss)	7,964	(129,322)
Exchange difference	(51)	(490)
End of the period/year	$7,913	$-

Deferred tax assets are recognized for tax loss and carry forwards only to the extent that realization of the related tax benefit through the future taxable profits is probable. As of the year ended December 31, 2019, the Company had utilized all net operating loss carried-forward.

As of the six months ended June 30, 2020, the Company had net operating loss carried-forward of $159,276, which will expire on various dates from December 31, 2021 to December 31, 2025. The deferred income tax assets of ZDSE are calculated according to the preferential tax rate of 5% for the six months ended June 30, 2020.

8.	INCOME TAXES

Nevada

The Company’s parent entity, HHEG Nevada, is an U.S entity through February 2019 and is subject to the United States federal income tax. No provision for income taxes in the United States has been made as HHEG had no United States taxable income for the years ended December 31, 2019 and 2018.

In February 2019, HHEG Nevada was redomiciled from Nevada to the Cayman Islands. As a result of the redomicile, the accumulated tax loss of HHEG cannot be utilized against any taxable income in the United States available in the future.

Cayman Islands

HHEG Cayman is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the year ended December 31, 2019.

Seychelles

HGSL and HGCL are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, HGSL and HGCL are not subject to income, corporate or capital gains tax, and Seychelles currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in Seychelles has been made as HGSL and HGCL had no taxable income for the years ended December 31, 2019 and 2018.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the years ended December 31, 2019 and 2018.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment. No provision for income taxes in the PRC has been made on HEMC and HSEC as they had no taxable income for the years ended December 31, 2019 and 2018.

ZDSE is the Company’s only operating subsidiary. The components of provision for income taxes and tax charges for the years ended December 31, 2019 and 2018 come solely from the tax jurisdiction in the PRC, which has a statutory tax rate of 25% (2018: 25%)

Income tax expense (benefits)

	2019	2018
Current tax expense	$35,456	$-
Deferred tax expense (benefits)	129,812	(43,930)
	$165,268	$(43,930)

The effective tax rates was 31% and 14% for the years ended December 31, 2019 and 2018, respectively. A reconciliation of the effective tax rates from 25% statutory tax rates is as follows:

	2019	2018
Income (loss) before tax	$539,208	$(323,211)
Tax expense calculated at statutory tax rate	134,802	(80,803)
Income tax exemptions and reliefs	(72,418)	-
Income tax difference under difference tax jurisdictions	65,596	(12,472)
Others (Note 1)	37,288	49,345
	$165,268	$(43,930)

Note 1 Others mainly comprise of valuation allowance of $35,001 and $19,662 as of December 31, 2019 and 2018, respectively. The Company determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe it will ultimately be realized.

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are offset when income taxes are related to the same fiscal authority. Deferred income taxes are calculated on all temporary differences under the asset and liability method using a 25% principal tax rate.

The movement in the deferred income tax account is as follows:

	2019	2018
Beginning of the year	$129,812	$-
Deferred tax assets acquired through acquisition of ZDSE	-	89,384
(Debited)/Credited to the statement of income (loss)	(129,322)	43,930
Exchange difference	(490)	(3,502)
End of the period/year	$-	$129,812

Deferred tax assets and temporary differences are recognized if the realization of the tax benefit is probable.

Deferred tax assets are recognized for tax loss and carry forwards only to the extent that realization of the related tax benefit through the future taxable profits is probable. As of the year ended December 31, 2019, the Company had utilized all net operating loss carried-forward.

7.	INCOME TAXES

Nevada

The Company’s parent entity, HHEG Nevada is a U.S entity and is subject to the United States federal income tax. No provision for income taxes in the United States has been made as HHEG had no United States taxable income for the years ended December 31, 2017 and 2018.

In February 2019, HHEG Nevada was redomiciled from Nevada to the Cayman Islands. As a result of the redomicile, the accumulated tax loss of HHEG cannot be utilized against any taxable income available in the future.

Seychelles

HGSL and HGCl are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, the Company and HGCl are not subject to income, corporate or capital gains tax, and Seychelles currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in Seychelles has been made as the Company and HGCl had no taxable income for the year ended December 31, 2017 and 2018.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the year ended December 31, 2018.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment. No provision for income taxes in the PRC has been made on HSMC and HSEC as they had no taxable income for the year ended December 31, 2018.

ZDSE is the Company’s only operating subsidiary. The components of provision for income taxes and tax charges for the year ended December 31, 2018 come solely from the tax jurisdiction in the PRC, which has a statutory tax rate of 25% (2017: 25%)

Income tax expense (benefits)

	For the years ended December 31,
	2018	2017
Current tax expense	$-	$-
Deferred tax benefits	(43,930)	-
	$(43,930)	$-

A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended December 31, 2017 and 2018 is as follows:

	For the years ended December 31,
	2018	2017
Loss before tax	$(323,211)	$(32,829)
Tax benefit calculated at statutory tax rate	(80,803)	(8,207)
Valuation allowance	36,873	8,207
	$(43,930)	$-

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are offset when income taxes are related to the same fiscal authority. Deferred income taxes are calculated on all temporary differences under the asset and liability method using a 25% principal tax rate.

The movement in the deferred income tax account is as follows:

	2018	2017
At January 1	$-	$-
Deferred tax assets acquired through acquisition of ZDSE	89,384	-
Credited to the statement of loss	43,930	-
Exchange difference	(3,502)
At December 31	$129,812	$-

Deferred tax assets and temporary differences are recognized if the realization of the tax benefit is probable.

Deferred tax assets are recognized for tax loss and carry forwards only to the extent that realization of the related tax benefit through the future taxable profits is probable. As of the year ended December 31, 2018, the Company had net operating loss carried-forward of $519,248, which will expire on various dates from December 31, 2021 to December 31, 2023.